Lease payable - Lease Liability by type (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Lease
Total lease liabilities	R$ 126,082
Current lease liabilities	47,478
Non-current lease liabilities	R$ 78,604
Lease of property
Lease
Lease, interest rate	10.27%
Total lease liabilities	R$ 76,995
Equipment rental
Lease
Lease, interest rate	10.27%
Total lease liabilities	R$ 4,975
Lease of cloud
Lease
Lease, interest rate	8.73%
Total lease liabilities	R$ 44,112
After application of IFRS 16
Lease
Total lease liabilities		R$ 91,796
Current lease liabilities		6,531
Non-current lease liabilities		85,265
After application of IFRS 16 | Lease of property
Lease
Total lease liabilities		90,924
After application of IFRS 16 | Equipment rental
Lease
Total lease liabilities		R$ 872